Derivative Instruments and Hedging Activities - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Interest rate swaps and cross currency swaps agreement
Derivative [Line Items]
Fair value of derivative asset	$ 6.2	$ 4.5
Derivative Liability, Fair Value, Gross Liability	57.6	73.7
Derivative
Derivative [Line Items]
Deposit as security for swap liabilities	$ 0.0	$ 3.8